FINANCIAL INSTRUMENTS - Narrative (Details) $ in Millions			3 Months Ended	12 Months Ended
	Feb. 11, 2020 USD ($)	May 11, 2018	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) customer	Dec. 31, 2019 USD ($) customer	Dec. 31, 2018 USD ($)	Dec. 12, 2019 CAD ($)	Nov. 18, 2019 USD ($)
Disclosure of detailed information about financial instruments [line items]
Borrowings				$ 489,964,000	$ 508,810,000
Valuation adjustments				(2,470,000)	(3,339,000)	$ 0
Contingent liabilities recognized in business combination				10,806,000
Contingent consideration liability fair value adjustment				11,005,000
Cash				16,467,000	7,047,000
Loan availability				392,200,000
Loan availability, committed funding				384,500,000
Loan availability, uncommitted funding				7,700,000
Total cash and loan availability				408,700,000	406,000,000.0
Senior Unsecured Notes
Disclosure of detailed information about financial instruments [line items]
Borrowings				246,236,000	245,681,000
Fair value of debt				$ 265,400,000	$ 264,700,000
Exchange risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, exchange risk, reasonably possible strengthening in rate, percent				10.00%	10.00%
Sensitivity analysis, exchange risk, reasonably possible weakening in rate, percent				10.00%	10.00%
Exchange risk | Hedges of net investment
Disclosure of detailed information about financial instruments [line items]
Hedge ratio				1
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, exchange risk, reasonably possible strengthening in rate, percent				1.00%	1.00%
Reasonably possible change in risk variable, impact on finance costs				$ 1,000,000.0	$ 1,200,000
Credit risk | Interest rate swap agreements
Disclosure of detailed information about financial instruments [line items]
Hedge ratio				1
Price risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, reasonably possible increase in rate, percentage				10.00%	10.00%
Sensitivity analysis, price risk, reasonably possible change in rate, increase in cost of sales				$ 55,600,000	$ 56,200,000
Sensitivity analysis, reasonably possible decrease in rate, percentage				10.00%	10.00%
Bottom of range | Exchange risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, exchange risk, reasonably possible strengthening in rate, percent				10.00%	10.00%
Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities				$ 15,758,000	$ 13,634,000
Financial liabilities at fair value through profit or loss, category | Non-controlling interest put options
Disclosure of detailed information about financial instruments [line items]
Financial liabilities				15,758,000	13,634,000
Airtrax Acquisition | Financial liabilities at fair value through profit or loss, category | Non-controlling interest put options
Disclosure of detailed information about financial instruments [line items]
Financial liabilities				15,800,000	13,600,000	10,900,000
Nortech Packaging Acquisition
Disclosure of detailed information about financial instruments [line items]
Contingent consideration	$ 10,806,000
Contingent consideration, measurement period	2 years
Contingent liabilities recognized in business combination	$ 10,800,000
Contingent consideration liability fair value adjustment			$ 11,000,000.0
Undiscounted future net cash flows	$ 12,500,000			11,800,000
Level 3 of fair value hierarchy | Non-controlling interest put options
Disclosure of detailed information about financial instruments [line items]
Financial liabilities				15,758,000	13,634,000	$ 10,499,000
Valuation adjustments				$ 2,470,000	$ 3,339,000
Level 3 of fair value hierarchy | Nortech Packaging Acquisition | Contingent consideration
Disclosure of detailed information about financial instruments [line items]
Discount rate applied on contingent consideration, measurement period	2 years
Revenue | Credit risk | No Other Individual Customer
Disclosure of detailed information about financial instruments [line items]
Concentration of risk, percentage				5.00%	5.00%
Revenue | Credit risk | Concentration Of Risk, Customer
Disclosure of detailed information about financial instruments [line items]
Concentration of risk, number of customers | customer				1	1
Revenue | Credit risk | Concentration Of Risk, Customer | One Customer
Disclosure of detailed information about financial instruments [line items]
Concentration of risk, percentage				11.00%	7.00%
Trade receivables | Credit risk
Disclosure of detailed information about financial instruments [line items]
Concentration of risk, number of customers | customer				1	1
Trade receivables | Credit risk | No Other Individual Customer
Disclosure of detailed information about financial instruments [line items]
Concentration of risk, percentage				5.00%	5.00%
Trade receivables | Credit risk | Concentration Of Risk, Customer | One Customer
Disclosure of detailed information about financial instruments [line items]
Concentration of risk, percentage				17.00%	15.00%
Hedges of net investment | Senior Unsecured Notes
Disclosure of detailed information about financial instruments [line items]
Borrowings				$ 246,236,000	$ 245,681,000
Cash flow hedges | Interest rate swap agreements
Disclosure of detailed information about financial instruments [line items]
Derivatives settled							$ 36.0	$ 40,000,000.0
Interest rate of derivative settled							1.6825%	1.61%
Capstone | Airtrax Acquisition
Disclosure of detailed information about financial instruments [line items]
Proportion of ownership interests held by non-controlling interests		55.00%
Capstone | Level 3 of fair value hierarchy | Non-controlling interest put options | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Undiscounted cash flows				1,500,000	2,000,000.0
Capstone | Level 3 of fair value hierarchy | Non-controlling interest put options | Top of range
Disclosure of detailed information about financial instruments [line items]
Undiscounted cash flows				$ 5,000,000.0	$ 5,000,000.0
Capstone | Non-controlling interest | Airtrax Acquisition
Disclosure of detailed information about financial instruments [line items]
Lock-in period		5 years
Discount rate | Level 3 of fair value hierarchy | Nortech Packaging Acquisition | Contingent consideration
Disclosure of detailed information about financial instruments [line items]
Discount rate applied to cash flow projections	0.0538
Discount rate | Capstone | Level 3 of fair value hierarchy | Non-controlling interest put options
Disclosure of detailed information about financial instruments [line items]
Discount rate applied to cash flow projections				0.11	0.11
Gross carrying amount | Senior Unsecured Notes
Disclosure of detailed information about financial instruments [line items]
Borrowings				$ 250,000,000.0
Gross carrying amount | Nortech Packaging Acquisition
Disclosure of detailed information about financial instruments [line items]
Contingent consideration	$ 12,000,000.0